ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
VAT payable	$ 3,884,924	$ 4,158,171
Other tax payables	53,521	51,292
Other	234,336	229,107
Total	$ 4,172,781	$ 4,438,570